Goodwill and other intangible assets (Details) - GBP (£)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	£ 0
Amortisation of intangible assets	1,171,000	£ 1,133,000
Impairment charge	0
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	7,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	1,171,000
Amortization | Computer equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	5,000
Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	2,000
Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 1,164,000